Label		Element	Value
MFS® Lifetime® 2040 Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	MFS® Lifetime® 2040 Fund Summary of Key Information
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

The fund’s investment objective is to seek a high level of total return consistent with its asset allocation until the approximate retirement year in the fund’s name; thereafter, the fund will seek total return through a combination of current income and capital appreciation. The asset allocation of the fund will change over time.

Expense [Heading]		rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 12 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	10.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The fund is designed to provide diversification among different asset classes for investors with the approximate retirement year in the fund’s name. The fund invests substantially all of its assets in other MFS mutual funds, referred to as underlying funds. The underlying funds are selected following a two-stage asset allocation process. The first stage is a strategic asset allocation to establish the percentage of the fund’s assets to be invested in the general asset classes of Bond Funds, International Stock Funds, and U.S. Stock Funds, as well as an allocation to underlying funds that have less traditional investment strategies that MFS (Massachusetts Financial Services Company, the fund’s investment adviser) believes provide diversification benefits when added to a portfolio consisting of stock and bond funds (referred to as Specialty Funds). The second stage involves the actual selection of underlying funds to represent the asset classes based on underlying fund classifications, historical risk, performance, and other factors. Within the stock fund allocations, MFS seeks to diversify globally (by including domestic and international underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds) and by style (by including both growth and value underlying funds). Within the bond fund allocation, MFS includes underlying funds with varying degrees of interest rate and credit exposure.

As of August 1, 2015, the fund’s target allocation among asset classes and the underlying funds was:

Bond Funds:	5%
MFS Inflation-Adjusted Bond Fund	3%
MFS Total Return Bond Fund	3%
International Stock Funds:	28%
MFS Emerging Markets Equity Fund	2%
MFS International Growth Fund	7%
MFS International New Discovery Fund	4%
MFS International Value Fund	7%
MFS Research International Fund	8%
U.S. Stock Funds:	57%
MFS Growth Fund	12%
MFS Mid Cap Growth Fund	10%
MFS Mid Cap Value Fund	10%
MFS New Discovery Fund	3%
MFS New Discovery Value Fund	3%
MFS Research Fund	8%
MFS Value Fund	12%
Specialty Funds:	10%
MFS Commodity Strategy Fund	5%
MFS Global Real Estate Fund	5%

All percentages are rounded to the nearest percent.  As a result, the sum of the target underlying fund allocations in each asset class may not equal the target asset class allocations for such asset class, and the target asset class and underlying fund allocations presented in the table may not total 100%.

The asset class allocations, as well as the underlying funds and their target weightings, are based on an allocation strategy designed for investors with the approximate retirement year in the fund’s name. Investors should also consider their age, personal circumstances, risk tolerance, and overall investment strategy and allocation. The asset allocation strategy will become increasingly conservative over time.

Upon reaching its stated target year, the fund’s allocation strategy will be aligned with the allocation strategy of MFS Lifetime Income Fund.  It is expected that the fund will be combined with MFS Lifetime Income Fund within five years of the date that its asset allocation strategy matches the asset allocation strategy of MFS Lifetime Income Fund.  MFS Lifetime Income Fund is designed for investors who intend to withdraw assets over an extended period of time or who want an investment with an asset allocation mix similar to MFS Lifetime Income Fund’s target asset allocation. The chart below illustrates, as of August 1, 2015, how the asset allocation strategy of the fund will change over time.

	Years to Retirement	Bond	International Stock	U.S. Stock	Specialty
RI	-10	71	5	20	4
RI	-5	71	5	20	4
RI	0	71	5	20	4
Con	5	60	8	28	4
Mod	10	40	13	41	6
Growth	15	20	20	52	8
formula	20	12.5	24	54.5	9
2040	25	5	28	57	10
2040	30	5	28	57	10
2040	35	5	28	57	10
2040	40	5	28	57	10
2040	45	5	28	57	10
2040	50	5	28	57	10
2040	55	5	28	57	10

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year.  There is no guarantee that the fund will provide income at or through retirement. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Allocation Risk:  MFS’ assessment of the risk/return potential of asset classes and underlying funds, and the resulting allocation among asset classes and underlying funds, may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Underlying Funds Risk:  MFS’ strategy of investing in underlying funds exposes the fund to the risks of the underlying funds. Each underlying fund pursues its own investment objective and strategies and may not achieve its objective.

Stock Market/Company Risk:  Stock markets are volatile and can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions, as well as to investor perceptions of these conditions. The price of an equity security can decrease significantly in response to these conditions, and these conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the market in general.

Growth Company Risk:  The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Value Company Risk:  The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.

Debt Market Risk:  Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of changes in, market, economic, industry, political, regulatory, geopolitical, and other conditions that affect a particular type of instrument, issuer, or borrower, and/or that affect the debt market generally.

Interest Rate Risk:  In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities, or that do not pay current interest.

Credit Risk:  The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in specific or general market, economic, industry, political, regulatory, geopolitical, and other conditions.

Below investment grade quality debt instruments (commonly referred to as “high yield securities” or “junk bonds”) can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality debt instruments are regarded as having predominantly speculative characteristics. Below investment grade quality debt instruments tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments.

Prepayment/Extension Risk:  Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

Inflation-Adjusted Debt Instruments Risk:  Interest payments on inflation-adjusted debt instruments can be unpredictable and vary based on the level of inflation. If inflation is negative, principal and income can both decline.

Municipal Risk:  The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in certain industries can significantly affect the fund and the overall municipal market.

Foreign Risk:  Investments in securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Political, social, and economic instability, U.S. and foreign government action such as the imposition of currency or capital controls, economic and trade sanctions or embargoes, or the expropriation or nationalization of assets in a particular country, can cause dramatic declines in certain or all securities with exposure to that country. Economies and financial markets are becoming more connected, which increases the likelihood that conditions in one country or region can adversely impact issuers in different countries and regions. Less stringent regulatory, accounting, and disclosure requirements for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. Additional risks of foreign investments include trading, settlement, custodial, and other operational risks, and withholding and other taxes. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to market, economic, industry, political, regulatory, geopolitical, and other conditions than the U.S. market.

Currency Risk:  The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, industry, political, regulatory, geopolitical, and other conditions, and a decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

Real Estate-Related Investment Risk: The risks of investing in real estate-related securities include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; and other factors.  The securities of smaller real estate-related issuers can be more volatile and less liquid than securities of larger issuers and their issuers can have more limited financial resources.

Commodity-Related Investments Risk:  The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

Derivatives Risk:  Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost.  Derivatives can involve leverage.

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Risk Lose Money [Text]		rr_RiskLoseMoney	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund, including near or after the target year.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance and one or more other measures of performance for markets in which the fund may invest.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	As of December 31, 2014, the MFS Lifetime 2040 Fund Blended Index (the “Blended Index”) consisted of the following indices and weights: 57% Standard & Poor’s 500 Stock Index; 28% MSCI EAFE Index; 5% Barclays U.S. Aggregate Bond Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA/NAREIT Developed Real Estate Index. The components and weightings of the Blended Index may have differed during the period, and may differ in the future.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]		rr_BarChartNarrativeTextBlock

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

The total return for the six-month period ended June 30, 2015, was 3.51%. During the period(s) shown in the bar chart, the highest quarterly return was 18.91% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (24.60)% (for the calendar quarter ended December 31, 2008).

Year to Date Return, Label		rr_YearToDateReturnLabel	The total return for the six-month period ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.51%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	18.91%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(24.60%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

As of December 31, 2014, the MFS Lifetime 2040 Fund Blended Index (the “Blended Index”) consisted of the following indices and weights: 57% Standard & Poor’s 500 Stock Index; 28% MSCI EAFE Index; 5% Barclays U.S. Aggregate Bond Index; 5% Bloomberg Commodity Index; and 5% FTSE EPRA/NAREIT Developed Real Estate Index.  The components and weightings of the Blended Index may have differed during the period, and may differ in the future.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Caption		rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2014)
MFS® Lifetime® 2040 Fund | Standard & Poor’s 500 Stock Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) Standard & Poor's 500 Stock Index
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	15.45%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	8.10%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | MFS Lifetime 2040 Fund Blended Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Index Comparisons (Reflects no deduction for fees, expenses, or taxes) MFS Lifetime 2040 Fund Blended Index
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	6.45%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.11%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.17%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.99%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 670
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	919
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,186
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,948
Annual Return 2006		rr_AnnualReturn2006	13.15%
Annual Return 2007		rr_AnnualReturn2007	9.22%
Annual Return 2008		rr_AnnualReturn2008	(40.39%)
Annual Return 2009		rr_AnnualReturn2009	33.94%
Annual Return 2010		rr_AnnualReturn2010	18.11%
Annual Return 2011		rr_AnnualReturn2011	(4.17%)
Annual Return 2012		rr_AnnualReturn2012	16.89%
Annual Return 2013		rr_AnnualReturn2013	24.31%
Annual Return 2014		rr_AnnualReturn2014	3.75%
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes A Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(2.21%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	9.97%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.56%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | A | After Taxes on Distributions
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions A Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(2.66%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	9.59%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.04%
MFS® Lifetime® 2040 Fund | A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares A Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	7.85%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	4.33%
MFS® Lifetime® 2040 Fund | B
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.97%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 577
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	896
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,241
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,083
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	596
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,083
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes B Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	(1.07%)
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.18%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.59%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.97%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 277
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	2,277
Expense Example, No Redemption, 1 Year		rr_ExpenseExampleNoRedemptionYear01	177
Expense Example, No Redemption, 3 Years		rr_ExpenseExampleNoRedemptionYear03	596
Expense Example, No Redemption, 5 Years		rr_ExpenseExampleNoRedemptionYear05	1,041
Expense Example, No Redemption, 10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 2,277
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes C Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	1.94%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.44%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.49%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.97%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,169
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes I Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.03%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.58%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.55%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | R1
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.97%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 177
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	596
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,041
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,277
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes R1 Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.01%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	10.44%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.47%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | R2
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.47%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	442
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	781
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,738
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes R2 Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.52%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.02%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	5.99%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | R3
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.22%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	364
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	648
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,457
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes R3 Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	3.75%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.28%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.25%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005
MFS® Lifetime® 2040 Fund | R4
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fee		rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.23%
Acquired (Underlying) Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.74%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.97%
Fee Reductions and/or Expense Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		rr_NetExpensesOverAssets	0.74%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 76
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	514
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,169
Label		rr_AverageAnnualReturnLabel	Returns Before Taxes R4 Shares
Average Annual Returns, 1 Year		rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years		rr_AverageAnnualReturnYear05	11.56%
Average Annual Returns, Since Inception		rr_AverageAnnualReturnSinceInception	6.53%
Average Annual Returns, Inception Date		rr_AverageAnnualReturnInceptionDate	Sep. 29, 2005

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding management fees, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, investment-related expenses, and fees and expenses associated with investments in investment companies and other similar investment vehicles, such that "Other Expenses" do not exceed 0.00% of the fund's average daily net assets annually for each class of shares. This agreement will continue until at least August 31, 2016, after which Massachusetts Financial Services Company may increase such expense limitation to 0.10% of the fund's average daily net assets annually for each class of shares without a vote of the fund's Board of Trustees, subject to certain conditions. Any increase above 0.10% would require a vote of the fund's Board of Trustees.